Cash and cash equivalents and marketable securities	12 Months Ended
Jun. 30, 2021
Disclosure Of Cash And Cash Equivalents And Marketable Securities Explanatory [Abstract]
Cash and cash equivalents and marketable securities
5.	Cash and cash equivalents and marketable securities

5.1. Cash and cash equivalents

	CDI*	2021	2020
Cash and banks	-	58,215	29,950
Repurchase agreements (a)	62%	-	15,446
Bank deposit certificates	90% to 114%	1,000,892	125,649
		1,059,107	171,045

*	Brazilian Interbank Deposit Certificates

(a)	The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.

The Company has bank balances in foreign currencies on which did not bear any interest, of which R$36,987 (R$27,688 at June 30, 2020).

5.2. Marketable securities

	CDI*	2021	2020
Banco do Nordeste (BNB) (a)	98 to 99%	5,224	5,044
Securities pledged as guarantee (b)		5,231
Total noncurrent		10,455	5,044

*	Interbank Deposit Certificates

(a)	The investments are held for the payment of financing lines contracted from BNB and cannot be redeemed until the settlement date of the contracts.

(b)	The amounts classified as “Securities pledged as guarantee” refer to the suretyship letter contracted by the subsidiary Ombú, which was pledged as guarantee in a labor lawsuit. The object of the lawsuit, which is pending in Bolivia, is the payment of social security charges for outsourced employees.